Retirement Arrangements	12 Months Ended
Dec. 31, 2011
Retirement Arrangements [Abstract]
Retirement Arrangements

19. Retirement Arrangements

Under the retirement plan and trust (the “401(k) Plan”), eligible employees may make contributions, and we may make matching contributions and a profit sharing contribution. Our contributions to the 401(k) Plan totaled $1,558,000, $1,341,000 and $1,201,000 in 2011, 2010 and 2009, respectively.

We have a Supplemental Executive Retirement Plan (“SERP”), a non-qualified defined benefit pension plan, which provides one executive officer with supplemental deferred retirement benefits. The SERP provides an opportunity for the participant to receive retirement benefits that cannot be paid under our tax-qualified plans because of the restrictions imposed by ERISA and the Internal Revenue Code of 1986, as amended. Benefits are based on compensation and length of service and the SERP is unfunded. Benefit payments are expected to total $2,375,000 during the next five fiscal years and $3,560,000 thereafter. We use a December 31 measurement date for the SERP. The accrued liability on our balance sheet for the SERP was $5,623,000 at December 31, 2011 ($4,066,000 at December 31, 2010).

The following tables provide a reconciliation of the changes in the SERP's benefit obligations for the periods indicated (in thousands):

	Year Ended December 31,
	2011	2010
Reconciliation of benefit obligation:
Obligation at January 1	$4,066	$3,287
Service cost	489	413
Interest cost	112	115
Actuarial (gain) loss	2,303	251
Settlements	(1,347)	0
Obligation at December 31	$5,623	$4,066

We contributed $1,347,000 to the plan in connection with a settlement during the year ended December 31, 2011. The following table shows the components of net periodic benefit costs for the periods indicated (in thousands):

	Year Ended December 31,
	2011	2010
Service cost	$489	$413
Interest cost	112	115
Net actuarial (gain) loss	50	52
Net periodic benefit cost	$651	$580

The following table provides information for the SERP, which has an accumulated benefit in excess of plan assets (in thousands):

	December 31,
	2011	2010
Projected benefit obligation	$5,623	$4,066
Accumulated benefit obligation	3,307	2,938
Fair value of assets	n/a	n/a

The following table reflects the weighted-average assumptions used to determine the benefit obligations and net periodic benefit cost for the SERP:

	Benefit Obligations		Net Periodic Benefit Cost
	December 31,		Year Ended December 31,
	2011	2010	2011	2010
Discount rate	2.75%	3.50%	3.50%	3.50%
Rate of compensation increase	4.50%	4.50%	4.50%	4.50%
Expected long-term return on plan assets	n/a	n/a	n/a	n/a